UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Global Value Opportunities Fund (JGV)
March 31, 2013

Shares	Description (1)	Value
	Common Stocks – 86.5%
	Aerospace & Defense – 1.6%
990,000	Finmeccanica SPA, (2)	$ 4,758,871
	Air Freight & Logistics – 0.5%
225,000	TNT Express NV	1,649,165
	Capital Markets – 2.8%
80,000	Credit Suisse Group, Sponsored ADR	2,096,000
1,333,437	EFG-Hermes Holdings SAE	1,960,058
525,000	GP Investments Ltd, BDR, (2)	1,306,817
139,000	Guoco Group Ltd	1,700,221
235,000	Uranium Participation Corporation, (2)	1,293,154
	Total Capital Markets	8,356,250
	Commercial Banks – 3.1%
210,000	Banco Santander S.A.	1,518,298
118,000	Bank of Baroda	1,468,541
45,000	KB Financial Group Inc., ADR	1,486,800
57,000	Sberbank of Russia, GDR, (3)	726,750
850,000	Sumitomo Mitsui Trust Holdings Incorporated	4,018,165
	Total Commercial Banks	9,218,554
	Commercial Services & Supplies – 0.1%
64,428	Cape PLC	306,901
	Communications Equipment – 1.4%
1,304,500	Nokia Corporation, Sponsored ADR	4,278,760
	Construction Materials – 1.3%
1,533,000	India Cements Limited, GDR, Reg S, 144A	2,365,419
4,940,000	Luks Group Vietnam Holdings Company Limited	1,425,511
	Total Construction Materials	3,790,930
	Diversified Financial Services – 0.7%
280,000	ING Groep N.V, Sponsored ADR, (2)	2,018,800
	Diversified Telecommunication Services – 7.7%
236,000	Belgacom S.A.	5,867,313
117,500	Nippon Telegraph and Telephone Corporation, ADR	2,554,450
1,394,920	Telecom Egypt SAE	2,698,370
10,060,000	Telecom Italia S.p.A.	6,189,801
55,000	Telefonica Brasil S.A.	1,468,390
650,000	Telkom S.A. Ltd, (2)	1,060,324
147,000	Vivendi S.A.	3,036,583
	Total Diversified Telecommunication Services	22,875,231
	Electric Utilities – 12.1%
383,542	Centrais Eletricas Brasileiras S.A. PFD B ADR	2,400,973
36,306	Centrais Eletricas Brasileiras S.A., ADR	124,167
636,000	Centrais Eletricas Brasileiras S.A., Class B	3,997,130
475,003	Centrais Eletricas Brasileiras S.A.	1,643,088
1,800,000	EDP-Energias de Portugal, S.A.	5,542,210
553,000	Electricite de France S.A.	10,604,598
239,000	Exelon Corporation	8,240,720
1,777,000	RusHydro, GDR	3,456,265
	Total Electric Utilities	36,009,151
	Electrical Equipment – 0.4%
72,390	Areva S.A., (2)	1,068,977
	Energy Equipment & Services – 1.2%
308,000	Weatherford International Ltd, (2)	3,739,120
	Food Products – 1.7%
98,000	Archer-Daniels-Midland Company	3,305,540
16,500	BrasilAgro Companhia Brasileira de Propriedades Agricolas, (2)	81,653
8,739,537	REI Agro Limited	1,640,171
	Total Food Products	5,027,364
	Health Care Providers & Services – 0.6%
68,000	Health Net Inc., (2)	1,946,160
	Health Care Technology – 0.8%
170,000	Allscripts Healthcare Solutions Inc., (2)	2,310,300
	Hotels, Restaurants & Leisure – 0.8%
201,000	Orascom Development Holding AG, (2)	2,329,085
	Household Durables – 0.9%
868,000	Oriental Weavers Group	2,806,976
	Insurance – 1.5%
45,000	Ageas	1,521,973
35,831	American International Group, (2)	1,390,959
70,000	MS&AD Insurance Group Holdings, Inc.	1,548,946
	Total Insurance	4,461,878
	IT Services – 0.6%
132,000	SAIC, Inc.	1,788,600
	Marine – 0.8%
120,000	Stolt-Nielsen Limited	2,393,528
	Media – 0.6%
17,600	Time Warner Cable, Class A	1,690,656
	Metals & Mining – 17.7%
150,000	AngloGold Ashanti Limited, Sponsored ADR	3,532,500
770,000	Banro Corporation, (2)	1,324,400
337,500	Barrick Gold Corporation	9,922,500
38,320	First Uranium Corporation, (2)	566
195,000	Gold Fields Limited, Sponsored ADR	1,511,250
230,000	Impala Platinum Holdings Limited	3,391,733
1,378,000	Kinross Gold Corporation	10,927,539
213,000	Newcrest Mining Limited	4,446,389
185,000	Newmont Mining Corporation	7,749,650
540,000	NovaGold Resources Inc., (2)	1,960,200
1,100,000	Saint Barbara Limited	1,374,319
200,000	Silver Standard Resources, Inc., (2)	2,110,000
654,717	Turquoise Hill Resources Limited, (2)	4,164,000
3,413,121	Village Main Reef Limited	415,723
	Total Metals & Mining	52,830,769
	Multiline Retail – 1.3%
80,000	Dollar Tree Stores Inc., (2)	3,874,400
	Oil, Gas & Consumable Fuels – 11.8%
82,000	Apache Corporation	6,327,120
654,000	Arch Coal Inc.	3,551,220
515,000	Cameco Corporation	10,701,700
320,939	ERG S.P.A	2,920,911
2,145	Gazprom OAO, Sponsored ADR, (3)	18,233
676,000	Gazprom OAO, Sponsored GDR	5,779,800
105,000	Peabody Energy Corporation	2,220,750
121,500	Suncor Energy, Inc.	3,646,215
	Total Oil, Gas & Consumable Fuels	35,165,949
	Paper & Forest Products – 0.5%
245,000	Stora Enso Oyj, Class R Shares	1,581,259
	Pharmaceuticals – 1.5%
43,100	Ipsen S.A.	1,541,689
6,329,000	United Laboratories International Holdings Ltd, (2)	2,804,718
	Total Pharmaceuticals	4,346,407
	Real Estate Management & Development – 1.0%
13,205	Cresud S.A., Sponsored ADR	123,995
980,000	Emaar Properties PJSC	1,390,090
108,623	Solidere, GDR, 144A, (3)	1,333,890
	Total Real Estate Management & Development	2,847,975
	Road & Rail – 1.6%
19,400	East Japan Railway Company	1,593,053
64,000	West Japan Railway Company	3,073,033
	Total Road & Rail	4,666,086
	Semiconductors & Equipment – 1.5%
211,000	Intel Corporation	4,610,350
	Software – 1.6%
165,000	Microsoft Corporation	4,720,650
	Specialty Retail – 1.0%
131,000	Best Buy Co., Inc.	2,901,650
	Textiles, Apparel & Luxury Goods – 0.0%
2,506,000	China Hongxing Sports Limited, (2), (4)	14,527
	Tobacco – 0.8%
170,000	Eastern Tobacco Co.	2,398,674
	Wireless Telecommunication Services – 5.0%
1,045,000	Bharti AirTel Limited	5,613,390
146,000	China Mobile Limited	1,545,098
48,600	Millicom International Cellular S.A.	3,881,855
1,470	NTT Docomo, Inc.	2,179,976
71,500	TIM Participacoes S.A., ADR	1,564,419
	Total Wireless Telecommunication Services	14,784,738
	Total Common Stocks (cost $303,504,166)	257,568,691

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Mortgage-Backed Securities – 2.0%
	Residentials – 2.0%
$ 11,379	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16, (I/O)	4.000%	3/25/26	Aaa	$ 796,379
5,903	Fannie Mae Mortgage Interest Strips, Series 345-17, (I/O)	4.500%	5/01/20	Aaa	462,731
79	Fannie Mae Mortgage Pool 100195	2.708%	8/20/22	Aaa	79,333
51	Fannie Mae Mortgage Pool 713939	2.295%	4/01/33	Aaa	54,553
12	Fannie Mae Mortgage Pool 708743	2.280%	6/01/33	Aaa	13,059
105	Fannie Mae Mortgage Pool 776486	2.201%	3/01/34	Aaa	111,927
382	Fannie Mae Mortgage Pool 816594	2.051%	2/01/35	Aaa	404,740
1,517	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, Series 2011-81, (I/O)	3.500%	8/25/26	Aaa	157,252
222	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI, (I/O)	4.500%	5/25/19	Aaa	7,473
631	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool FH 780184	2.377%	1/01/33	Aaa	673,290
45	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	2.453%	2/01/33	Aaa	44,668
95	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI, (I/O)	4.500%	2/15/19	Aaa	2,196
252	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI, (I/O)	4.500%	1/15/19	Aaa	9,109
108	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2627 JI, (I/O)	4.500%	5/15/18	Aaa	7,743
40	Federal Home Loan Mortgage Corporation, Pool 789045	2.375%	2/01/32	Aaa	42,564
10,401	Federal Home Loan Mortgage Corporation, REMIC, Series 3766, (I/O)	3.500%	11/15/20	Aaa	833,544
7,336	Federal Home Loan Mortgage Corporation, REMIC, Series 3879, (I/O)	3.500%	3/15/26	Aaa	698,868
1,261	Federal Home Loan Mortgage Corporation, REMIC, Series 3906, Class EI, (I/O)	3.500%	5/15/26	Aaa	133,381
2,182	Freddie Mac Multiclass Certificates, Series 3804, (I/O)	3.500%	2/15/25	Aaa	148,398
2,508	Freddie Mac Multiclass Certificates, Series 3855, (I/O)	3.500%	1/15/25	Aaa	147,376
988	GNMA Mortgage Pool G2 81832	2.000%	1/20/37	Aaa	1,026,731
45,497	Total Residentials				5,855,315
$ 45,497	Total Mortgage-Backed Securities (cost $7,167,214)				5,855,315

Shares	Description (1)	Coupon		Ratings (5)	Value
	Convertible Preferred Securities – 0.8%
	Communications Equipment – 0.8%
2,550	Lucent Technologies Capital Trust I	7.750%		CCC	$ 2,326,875
	Total Convertible Preferred Securities (cost $1,521,120)				2,326,875

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Convertible Bonds – 2.0%
	Biotechnology – 1.1%
$ 4,200	Dendreon Corporation, Convertible Bond	2.875%	1/15/16	N/R	$ 3,349,500
	Oil, Gas & Consumable Fuels – 0.9%
1,400	Magnolia Finance, Convertible to MOL Hungarian Oil & Gas	4.000%	N/A (6)	B+	1,354,916
3,950	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	1,343,000
5,350	Total Oil, Gas & Consumable Fuels				2,697,916
$ 9,550	Total Convertible Bonds (cost $8,168,312)				6,047,416

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Corporate Bonds – 5.6%
	Commercial Banks – 0.6%
$ 900	The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S	8.375%	4/27/15	B	$ 913,500
900	Ukraine Export-Import Bank Loan Participation with Credit Suisse International	8.400%	2/09/16	Caa1	799,920
1,800	Total Commercial Banks				1,713,420
	Construction Materials – 1.3%
1,300	C10 Capital (SPV) Limited, 144A	6.722%	N/A (6)	B+	1,144,000
3,650	Cemex C5 Capitol (SPV) Limited, Series 2006, 144A	0.325%	N/A (6)	B+	2,628,000
4,950	Total Construction Materials				3,772,000
	Metals & Mining – 1.2%
4,400	Banro Corporation, 144A	10.000%	3/01/17	N/R	3,652,000
	Oil, Gas & Consumable Fuels – 0.5%
1,540	Arch Coal Inc.	8.750%	8/01/16	B	1,601,600
	Wireless Telecommunication Services – 2.0%
8,500	NII Capital Corporation	7.625%	4/01/21	Caa1	6,120,000
$ 21,190	Total Corporate Bonds (cost $17,524,999)				16,859,020

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
Sovereign Debt – 0.7%
Argentina – 0.7%
$ 3,000	Province of Buenos Aires, 144A	10.875%	1/26/21	B-	$ 2,070,000
Total Sovereign Debt (cost $2,883,658)	2,070,000

Shares	Description (1)	Value
Warrants – 0.0%
Metals & Mining – 0.0%
89,280	Banro Corporation, 144A, (3)	$ 4,464
Total Warrants (cost $-)	4,464

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 0.9%
$ 2,705	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $2,704,762, collateralized by $2,645,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $2,760,158	0.010%	4/01/13	$ 2,704,759
Total Short-Term Investments (cost $2,704,759)	2,704,759
Total Investments (cost $343,474,228) – 98.5%	293,436,540

Shares	Description (1)	Value
Common Stocks Sold Short – (3.8)%
Chemicals – (0.6)%
(24,500)	Sigma-Aldrich Corporation	$ (1,903,160)
Hotels, Restaurants & Leisure – (2.3)%
(4,400)	Chipotle Mexican Grill, Inc. (2)	(1,433,828)
(20,700)	Panera Bread Company, Class A, (2)	(3,420,468)
(36,500)	Starbucks Corporation	(2,079,040)
Total Hotels, Restaurants & Leisure	(6,933,336)
Software – (0.5)%
(8,300)	Salesforce.com, Inc., (2)	(1,484,289)
Textiles, Apparel & Luxury Goods – (0.4)%
(16,500)	Lululemon Athletica Inc., (2)	(1,028,775)
Total Common Stocks Sold Short (proceeds $6,784,423)	(11,349,560)
Other Assets Less Liabilities — 5.3% (7)	15,730,691
Net Assets — 100%	$ 297,817,671

Investments in Derivatives as of March 31, 2013
Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (8)	Date	Price	Value (7)
Call Options Written – (1.2)%
(1,700)	Allscripts Healthcare Solutions Inc.	$ (1,700,000)	6/22/13	$10.0	$ (603,500)
(223)	American International Group	(825,100)	5/18/13	37.0	(58,426)
(980)	Archer-Daniels-Midland Company	(3,038,000)	6/22/13	31.0	(303,800)
(1,310)	Best Buy Co., Inc	(2,489,000)	6/22/13	19.0	(514,175)
(2,575)	Cameco Corporation	(5,150,000)	6/22/13	20.0	(386,250)
(400)	Dollar Tree Stores Inc.	(1,700,000)	5/18/13	42.5	(246,000)
(400)	Dollar Tree Stores Inc.	(1,800,000)	8/17/13	45.0	(212,000)
(680)	Health Net Inc.	(1,700,000)	4/20/13	25.0	(251,600)
(3,230)	Kinross Gold Corporation	(3,553,000)	5/18/13	11.0	(4,845)
(2,030)	Kinross Gold Corporation	(1,827,000)	8/17/13	9.0	(60,900)
(6,520)	Nokia Corporation, Sponsored ADR	(1,956,000)	4/20/13	3.0	(228,200)
(1,320)	SAIC, Inc.	(1,584,000)	8/17/13	12.0	(214,500)
(2,000)	Silver Standard Resources, Inc.	(2,600,000)	9/21/13	13.0	(110,000)
(1,540)	Weatherford International Ltd.	(1,848,000)	1/18/14	12.0	(263,340)
(24,908)	Total Call Options Written (premiums received $2,457,858)	$ (31,770,100)	$ (3,457,536)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$255,475,291	$ 2,078,873	$14,527	$257,568,691
Mortgage-Backed Securities	–	5,855,315	–	5,855,315
Convertible Preferred Securities	–	2,326,875	–	2,326,875
Convertible Bonds	–	6,047,416	–	6,047,416
Corporate Bonds	–	16,859,020	–	16,859,020
Sovereign Debt	–	2,070,000	–	2,070,000
Warrants	–	4,464	–	4,464
Short-Term Investments:
Repurchase Agreements	–	2,704,759	–	2,704,759
Common Stocks Sold Short	(11,349,560)	–	–	(11,349,560)
Derivatives:
Call Options Written	(3,457,536)	–	–	(3,457,536)
Total	$240,668,195	$37,946,722	$14,527	$278,629,444

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$93,256,822	$-	$-	$(93,256,822)	$-	$-

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFIC”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding common stocks sold short and investments in derivatives) was $345,598,540.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short and investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$13,768,986
Depreciation	(65,930,986)

Net unrealized appreciation (depreciation) of investments	$(52,162,000)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock and Warrant classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value disclosure purposes, investment classified as Level 3.

(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

SPV	Special Purpose Vehicle

I/O	Interest only security.

N/R	Not rated.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013